Commitments and Contingencies (Details) $ in Thousands, ¥ in Millions								1 Months Ended			6 Months Ended		12 Months Ended
		Dec. 15, 2025 USD ($)	Dec. 15, 2025 CNY (¥)	Apr. 28, 2025 CNY (¥)	Jul. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2023 CNY (¥)	Apr. 30, 2023	Jan. 31, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Commitments and Contingencies [Line Items]
Loans amount						$ 150,000	¥ 1,088.0
Payment obligation																		¥ 1,088.0
Converted debt																		¥ 1,088.0
Equity shares percentage																		10.625%
Final offer										¥ 296.8
Percentage of contract value									60.00%
Interest amount										¥ 94.7
Equity interest amount											$ 700	¥ 5.0
Lawsuit provision (in Dollars) | $	[1]										$ 1,595		$ 7,360
System development service contract								¥ 2.6
Percentage of installment													30.00%
Subsequent payments														¥ 2.1
Payment													$ 200	¥ 1.7
Owned amount																	¥ 0.9
Repayment loan (in Dollars) | $					$ 10,000
Accrued interest rate					12.00%
Average closing price rate											50.00%	50.00%
Number of trading days											20 days	20 days
Compensation amount				¥ 238.7
liquidated damages value				7.3
Obligation payments				¥ 246.3
Forecast [Member]
Commitments and Contingencies [Line Items]
Settlement amount		$ 100	¥ 0.9
Guozhong Tianhong [Member]
Commitments and Contingencies [Line Items]
Debts payable (in Dollars) | $													149,100		$ 74,700	$ 151,900
Tianjin Tuoda [Member]
Commitments and Contingencies [Line Items]
Debts payable (in Dollars) | $													$ 73,300
Tiancheng Coating System Changzhou Co., Ltd.[Member]
Commitments and Contingencies [Line Items]
Equity interest amount												¥ 250.0
Lawsuit provision (in Dollars) | $											$ 700
Xingjing (Guangzhou) Technology Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Lawsuit provision (in Dollars) | $											200
Shanghai Longchuang Automotive Design Co., Ltd [Member]
Commitments and Contingencies [Line Items]
Lawsuit provision (in Dollars) | $											$ 100

[1]	Lawsuit provision represented liabilities accrual for closed and on-going lawsuits the Group did not pay or make settlement. The Group regularly reviews these contingencies to determine whether its accruals are adequate. The amount of ultimate loss may differ from these estimates. As of June 30, 2025 and the issuance date of the unaudited condensed consolidated financial statements, there are three different on-going lawsuits in the total estimated amount of RMB6.3 million (US$0.9 million). The remaining amount of the balance is about other thirteen closed lawsuits of RMB5.1 million (US$0.7 million), which consists of unpaid claim amount, penalty and accrued interests.